Nature of Operations and Basis of Presentation (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Apr. 03, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 21, 2023
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Receivables				$ 3.2
Allowances for expected credit losses accounts receivable		$ 1.1		1.2	$ 0.0
Allowances for prompt payment discounts		$ 0.4		$ 0.6
Subsequent Event
Description of Organization and Business Operations (Details) [Line Items]
Description of Stockholders' Equity, Reverse Stock Split	the Board of Directors of the Company (the “Board”) approved a reverse stock split of the Common Stock at a ratio of 1-for-35 (the “Reverse Stock Split”), which was effected on April 15, 2025. As a result of the Reverse Stock Split, every 35 shares of pre-Reverse Stock Split Common Stock was combined into one share of post-Reverse Stock Split Common Stock, without any change in par value per share. No fractional shares were issued as a result of the Reverse Stock Split, as fractional shares of Common Stock were rounded down to the nearest whole share.
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Income taxes paid				5.00%
Sorrento
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value						$ 0.0001
Preferred Stock, par value						$ 0.0001
Customer Concentration Risk [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net revenue, sole distributor		10.00%		10.00%	10.00%
Customer Concentration Risk [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Expected Credit Losses				$ 1.2	$ 0.0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		99.00%	85.00%	86.00%	85.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		14.00%	24.00%	23.00%	22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		47.00%	31.00%	34.00%	32.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		89.00%	94.00%	95.00%	91.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		18.00%	25.00%	30.00%	24.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		37.00%	36.00%	33.00%	36.00%
Convertible Debt [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt, Weighted Average Interest Rate		8.35%		6.67%	13.55%